Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 1,427,768	$ 989,320
Current liabilities	830,559	683,643
Noncurrent assets	4,045,883	3,458,323
Non-current liabilities	2,917,132	2,539,809
Cash flows generated from operating activities	750,189	635,256	$ 641,940
Cash flows used in investing activities	(877,949)	(758,512)	(235,806)
Cash flows generated from financing activities	524,265	(128,136)	(138,319)
Net increase/(decrease) in cash and cash equivalents	396,505	(251,392)	$ 267,815
Loss allocated to non-controlling interest during the period	(3,670)	(711)
Accumulated non-controlling interest at the end of the year	142,953	$ 14,216
FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Loss allocated to non-controlling interest during the period	(1,637)
Accumulated non-controlling interest at the end of the year	125,198
FiberCo Solues de Infraestrutura S.A. | FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	101,033
Current liabilities	19,357
Current net assets	81,676
Noncurrent assets	237,030
Non-current liabilities	480
Non-current net assets	236,550
Net assets	318,226
Cash flows generated from operating activities	6,056
Cash flows used in investing activities	(18,771)
Cash flows generated from financing activities	41,965
Net increase/(decrease) in cash and cash equivalents	$ 29,250